Borrowings - Current and Non-Current Borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Nov. 04, 2021	Mar. 31, 2021	Mar. 31, 2020
Current
Bank loans	£ 8,976		£ 1,022
Bonds	1,735		1,987
Commercial paper	1,303		628
Lease liabilities	107		99
Other loans	0		1
Current portion of non-current borrowings	12,121		3,737
Non-current
Bank loans	2,211		2,532
Bonds	30,682		24,209
Lease liabilities	451		586
Other loans	0		156
Non-current portion of non-current borrowings	33,344		27,483
Total borrowings	45,465		31,220	£ 30,794
Liability held at fair value through profit and loss	0	£ 699	£ 682
Western Power Distribution
Current
Bank loans	£ 8,179